Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 29, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

Touchstone Enhanced ETF Fund (Prospectus Summary): | Touchstone Enhanced ETF Fund
TOUCHSTONE ENHANCED ETF FUND

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE ENHANCED ETF FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2011

The Fund’s Principal Investment Strategies

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Based on the investment strategies of the Touchstone Enhanced ETF Fund as outlined on page 42 of the Fund’s Prospectus, the Fund is invested in the following funds at the percentages indicated:
iShares® Trust: iShares Barclays Aggregate Bond Fund	22%
iShares® Trust: iShares MSCI EAFE Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund	22%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund	3%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund	22%
iShares® Trust: iShares S&P 500 Value Index Fund	3%
iShares® Trust: iShares S&P 500 Growth Index Fund	22%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Touchstone Enhanced ETF Fund (Prospectus Summary): | Touchstone Enhanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE ENHANCED ETF FUND
Supplement Text	ck0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE ENHANCED ETF FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2011

The Fund’s Principal Investment Strategies

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	Based on the investment strategies of the Touchstone Enhanced ETF Fund as outlined on page 42 of the Fund’s Prospectus, the Fund is invested in the following funds at the percentages indicated:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
iShares® Trust: iShares Barclays Aggregate Bond Fund	22%
iShares® Trust: iShares MSCI EAFE Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund	22%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund	3%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund	22%
iShares® Trust: iShares S&P 500 Value Index Fund	3%
iShares® Trust: iShares S&P 500 Growth Index Fund	22%